Equity Activity	12 Months Ended
Dec. 31, 2022
Equity Activity
Equity Activity

NOTE S. EQUITY ACTIVITY

The authorized capital stock of IBM consists of (i) 4,687,500,000 shares of common stock with a $.20 per share par value, of which 906,091,977 shares were outstanding at December 31, 2022, and (ii) 150,000,000 shares of preferred stock with a $.01 per share par value, whereby 75,000,000 shares have been designated as Series A Preferred Stock, of which 57,916,244 shares of Series A Preferred Stock were issued to a wholly owned subsidiary of the company but were not outstanding at December 31, 2022. The company does not intend to issue or transfer any shares of Series A Preferred Stock to any third parties.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company suspended its share repurchase program at the time of the Red Hat acquisition in 2019. At December 31, 2022, $2,008 million of Board common stock repurchase authorization was available.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 8,539,072 shares in 2022, 5,608,845 shares in 2021, and 4,972,028 shares in 2020. The company issued 2,512,300 treasury shares in 2022, 2,093,243 treasury shares in 2021, and 2,934,907 treasury shares in 2020, as a result of restricted stock unit releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 3,027,994 common shares at a cost of $407 million, 2,286,912 common shares at a cost of $319 million, and 2,363,966 common shares at a cost of $302 million in 2022, 2021 and 2020, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Balance Sheet and the Consolidated Statement of Equity.

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2022:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$176	$(406)	$(229)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$241	$(64)	$178
Reclassification of (gains)/losses to:
Cost of services	(24)	6	(18)
Cost of sales	(99)	28	(70)
Cost of financing	24	(6)	18
SG&A expense	(38)	11	(28)
Other (income) and expense	(349)	88	(261)
Interest expense	86	(22)	64
Total unrealized gains/(losses) on cash flow hedges	$(158)	$41	$(117)
Retirement-related benefit plans*
Prior service costs/(credits)	$463	$(99)	$364
Net (losses)/gains arising during the period	878	(183)	695
Curtailments and settlements	5,970	(1,490)	4,480
Amortization of prior service (credits)/costs	12	(3)	9
Amortization of net (gains)/losses	1,596	(304)	1,293
Total retirement-related benefit plans	$8,919	$(2,078)	$6,841
Other comprehensive income/(loss)	$8,936	$(2,442)	$6,494

*

These AOCI components are included in the computation of net periodic pension cost and include the impact of a one-time, non-cash pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2021:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$987	$(414)	$573
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$0	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$344	$(89)	$256
Reclassification of (gains)/losses to:
Cost of services	(43)	11	(32)
Cost of sales	16	(3)	13
Cost of financing	22	(6)	17
SG&A expense	24	(6)	19
Other (income) and expense	157	(40)	118
Interest expense	65	(16)	49
Total unrealized gains/(losses) on cash flow hedges	$587	$(149)	$438
Retirement-related benefit plans*
Prior service costs/(credits)	$(51)	$(1)	$(52)
Net (losses)/gains arising during the period	2,433	(601)	1,832
Curtailments and settlements	94	(11)	83
Amortization of prior service (credits)/costs	9	0	9
Amortization of net (gains)/losses	2,484	(528)	1,956
Total retirement-related benefit plans	$4,969	$(1,140)	$3,828
Other comprehensive income/(loss)	$6,542	$(1,703)	$4,839

*	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,500)	$535	$(965)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(349)	$89	$(261)
Reclassification of (gains)/losses to:
Cost of services	(23)	6	(18)
Cost of sales	(2)	1	(2)
Cost of financing	27	(7)	20
SG&A expense	0	0	0
Other (income) and expense	(101)	25	(75)
Interest expense	78	(20)	58
Total unrealized gains/(losses) on cash flow hedges	$(370)	$94	$(277)
Retirement-related benefit plans*
Prior service costs/(credits)	$(37)	$7	$(29)
Net (losses)/gains arising during the period	(1,678)	295	(1,383)
Curtailments and settlements	52	(14)	38
Amortization of prior service (credits)/costs	13	(1)	12
Amortization of net (gains)/losses	2,314	(451)	1,863
Total retirement-related benefit plans	$664	$(163)	$501
Other comprehensive income/(loss)	$(1,206)	$466	$(740)

*	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
				Net Change		Net Unrealized
	Net Unrealized	Foreign		Retirement-		Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency		Related		on Available-	Other
	on Cash Flow	Translation		Benefit		For-Sale	Comprehensive
	Hedges	Adjustments	*	Plans		Securities	Income/(Loss)
December 31, 2019	$(179)	$(3,700)		$(24,718)		$0	$(28,597)
Other comprehensive income before reclassifications	(261)	(965)		(1,412)		0	(2,638)
Amount reclassified from accumulated other comprehensive income	(16)	—		1,914		—	1,898
Total change for the period	(277)	(965)		501		0	(740)
December 31, 2020	(456)	(4,665)		(24,216)		0	(29,337)
Other comprehensive income before reclassifications	256	573		1,780		0	2,608
Amount reclassified from accumulated other comprehensive income	183	—		2,049		—	2,231
Separation of Kyndryl	—	730		534		—	1,264
Total change for the period	438	1,303		4,362		0	6,103
December 31, 2021	(18)	(3,362)		(19,854)		(1)	(23,234)
Other comprehensive income before reclassifications	178	(229)		1,059		(1)	1,007
Amount reclassified from accumulated other comprehensive income	(295)	—		5,782	**	—	5,487
Total change for the period	(117)	(229)		6,841		(1)	6,494
December 31, 2022	$(135)	$(3,591)		$(13,013)		$(1)	$(16,740)

*	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

** Includes the impact of a one-time, non-cash pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note V, “Retirement-Related Benefits,” for additional information.